CONTINGENT LIABILITY	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
CONTINGENT LIABILITY [Text Block]

18. CONTINGENT LIABILITY

Pursuant to a technology development agreement dated November 10, 2016 between the Company and G&J Technologies Inc. and Gebhard Wager, the parties entered into an arbitration hearing in the Fall of 2022 to settle several disputed claims. The Company anticipates that it will have to monetarily settle these claims but the amount is undetermined at this time.